Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		₩ (8,383,548)		₩ (9,496,244)	₩ (8,153,389)
Amounts recognized in profit or loss		1,351,632		1,011,168	(1,286,757)
Amount recognized in other comprehensive income (loss)		(56,733)		97,255	(61,321)
Amounts recognized directly in equity		3,432		4,273	5,223
Others	[1]	(41,729)
Ending balance		(7,126,946)		(8,383,548)	(9,496,244)
Deferred income tax on temporary differences
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		(8,992,509)		(9,516,675)	(8,189,092)
Amounts recognized in profit or loss		704,559		422,638	(1,271,485)
Amount recognized in other comprehensive income (loss)		(56,733)		97,255	(61,321)
Amounts recognized directly in equity		3,432		4,273	5,223
Others	[1]	(41,729)
Ending balance		(8,382,980)		(8,992,509)	(9,516,675)
Employee benefits
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		594,541		498,694	493,331
Amounts recognized in profit or loss		94,541		42,144	86,008
Amount recognized in other comprehensive income (loss)		(40,235)		53,703	(80,645)
Amounts recognized directly in equity		0		0	0
Others	[1]	0
Ending balance		648,847		594,541	498,694
Cash flow hedges
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		39,461		65,445	(53,583)
Amounts recognized in profit or loss		(23,977)		(32,623)	130,044
Amount recognized in other comprehensive income (loss)		(15,642)		6,639	(11,016)
Amounts recognized directly in equity		(841)		0	0
Others		0
Ending balance		(999)		39,461	65,445
Investments in associates or subsidiaries
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		(8,666,871)		(8,668,016)	(7,166,345)
Amounts recognized in profit or loss		(3,131)		(5,447)	(1,510,295)
Amount recognized in other comprehensive income (loss)		4,275		6,592	8,649
Amounts recognized directly in equity		0		0	(25)
Others	[1]	0
Ending balance		(8,665,727)		(8,666,871)	(8,668,016)
Property, Plant and Equipment
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		(6,522,778)		(6,860,440)	(5,527,318)
Amounts recognized in profit or loss		(592,440)		337,662	(1,333,122)
Amount recognized in other comprehensive income (loss)		0		0	0
Amounts recognized directly in equity		0		0	0
Others	[1]	0
Ending balance		(7,115,218)		(6,522,778)	(6,860,440)
Finance lease
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		(453,074)		(426,949)	(345,431)
Amounts recognized in profit or loss		292,631		(26,125)	(81,518)
Amount recognized in other comprehensive income (loss)		0		0	0
Amounts recognized directly in equity		0		0	0
Others	[1]	0
Ending balance		(160,443)		(453,074)	(426,949)
Intangible Assets
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		6,055		7,648	8,987
Amounts recognized in profit or loss		(20,232)		(1,593)	(1,339)
Amount recognized in other comprehensive income (loss)		0		0	0
Amounts recognized directly in equity		0		0	0
Others	[1]	(41,729)
Ending balance		(55,906)		6,055	7,648
Financial assets at fair value through profit or loss
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		19		890	(62)
Amounts recognized in profit or loss		322		(871)	952
Amount recognized in other comprehensive income (loss)		0		0	0
Amounts recognized directly in equity		0		0	0
Others	[1]	0
Ending balance		341		19	890
Available-for-sale financial assets
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		0		(8,843)	(68,347)
Amounts recognized in profit or loss		0		0	62,055
Amount recognized in other comprehensive income (loss)		0		0	(2,551)
Amounts recognized directly in equity		0		0	0
Ending balance		0		0	(8,843)
Financial assets at fair value through other comprehensive income
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		25,576		0	0
Amounts recognized in profit or loss		(3,114)		(1,379)	0
Amount recognized in other comprehensive income (loss)		(4,217)		35,798	0
Amounts recognized directly in equity		0		0	0
Others	[1]	0
Ending balance		18,245		25,576	0
Deferred revenue
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		219,742		230,711	213,859
Amounts recognized in profit or loss		(6,739)		(10,969)	16,852
Amount recognized in other comprehensive income (loss)		0		0	0
Amounts recognized directly in equity		0		0	0
Others	[1]	0
Ending balance		213,003		219,742	230,711
Provisions
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		4,800,946		4,822,833	3,583,371
Amounts recognized in profit or loss		655,973		(21,887)	1,239,462
Amount recognized in other comprehensive income (loss)		0		0	0
Amounts recognized directly in equity		0		0	0
Others	[1]	0
Ending balance		5,456,919		4,800,946	4,822,833
Doubtful receivables
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		59		59	2,696
Amounts recognized in profit or loss		0		0	(2,637)
Amount recognized in other comprehensive income (loss)		0		0	0
Amounts recognized directly in equity		0		0	0
Others	[1]	0
Ending balance		59		59	59
Other finance liabilities
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		39,493		32,755	30,249
Amounts recognized in profit or loss		(4,402)		2,465	(2,742)
Amount recognized in other comprehensive income (loss)		0		0	0
Amounts recognized directly in equity		4,273		4,273	5,248
Others	[1]	0
Ending balance		39,364		39,493	32,755
Gains or losses on foreign exchange translation
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		27,080		(1,354)	138,938
Amounts recognized in profit or loss		30,881		28,434	(140,292)
Amount recognized in other comprehensive income (loss)		0		0	0
Amounts recognized directly in equity		0		0	0
Others	[1]	0
Ending balance		57,961		27,080	(1,354)
Allowance for doubtful accounts
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		58,756		42,931	17,252
Amounts recognized in profit or loss		(1,149)		15,825	25,679
Amount recognized in other comprehensive income (loss)		0		0	0
Amounts recognized directly in equity		0		0	0
Others	[1]	0
Ending balance		57,607		58,756	42,931
Accrued income
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		(2,914)		(1,825)	(5,367)
Amounts recognized in profit or loss		(1,462)		(1,089)	3,542
Amount recognized in other comprehensive income (loss)		0		0	0
Amounts recognized directly in equity		0		0	0
Others	[1]	0
Ending balance		(4,376)		(2,914)	(1,825)
Special deduction for property, plant and equipment
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		(211,746)		(200,927)	(194,309)
Amounts recognized in profit or loss		(3,627)		(10,819)	(6,618)
Amount recognized in other comprehensive income (loss)		0		0	0
Amounts recognized directly in equity		0		0	0
Others	[1]	0
Ending balance		(215,373)		(211,746)	(200,927)
Reserve for research and human development
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		0		(3,041)	(12,883)
Amounts recognized in profit or loss				3,041	9,842
Amount recognized in other comprehensive income (loss)				0	0
Amounts recognized directly in equity				0	0
Ending balance				0	(3,041)
Others
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		1,053,146		952,754	695,870
Amounts recognized in profit or loss		290,484		105,869	232,642
Amount recognized in other comprehensive income (loss)		(914)		(5,477)	24,242
Amounts recognized directly in equity		0		0	0
Others	[1]	0
Ending balance		1,342,716		1,053,146	952,754
Deferred income tax on unused tax losses and tax credit
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		608,961		20,431	35,703
Amounts recognized in profit or loss		647,073		588,530	(15,272)
Amount recognized in other comprehensive income (loss)		0		0	0
Amounts recognized directly in equity		0		0	0
Others	[1]	0
Ending balance		1,256,034		608,961	20,431
Unused tax losses
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		554,457		36,695	17,848
Amounts recognized in profit or loss		557,356		554,457	18,847
Amount recognized in other comprehensive income (loss)		0		0	0
Amounts recognized directly in equity		0		0	0
Others		0	[1]		0
Ending balance		1,111,813		554,457	36,695
Excess of donation limit
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		17,848		0	0
Amounts recognized in profit or loss		18,847		17,848	0
Amount recognized in other comprehensive income (loss)		0		0	0
Amounts recognized directly in equity		0		0	0
Ending balance		36,695		17,848	0
Tax credit
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		36,656		20,431	35,703
Amounts recognized in profit or loss		70,870		16,225	(15,272)
Amount recognized in other comprehensive income (loss)		0		0	0
Amounts recognized directly in equity		0		0	0
Others	[1]	0
Ending balance		₩ 107,526		₩ 36,656	₩ 20,431

[1]	'Others' include amount changed due to business combination. (see Note 51)